Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Income:
Loans	$ 25,637,000	$ 27,196,000
Investment Securities	16,738,000	9,907,000
Other	203,000	14,000
Total Interest Income	42,578,000	37,117,000
Interest Expense:
Deposits	2,911,000	1,631,000
FHLB Advances and Other Borrowings	389,000	521,000
Subordinated Debentures	1,548,000	1,575,000
Junior Subordinated Debentures	180,000	97,000
Total Interest Expense	5,028,000	3,824,000
Net Interest Income	37,550,000	33,293,000
(Reversal of) Provision for Loan Losses	0	2,404,000
Net Interest Income after Provision for Loan Losses	37,550,000	35,697,000
Non-Interest Income:
(Loss) Gain on Sales of Investment Securities	(2,000)	0
Gain on Sale of Loans	1,705,000	3,836,000
Service Fees on Deposit Accounts	1,071,000	957,000
Commissions From Insurance Agency	784,000	610,000
Trust Income	1,548,000	1,439,000
BOLI Income	608,000	635,000
ATM and Check Card Fee Income	2,816,000	2,470,000
Grant Income	171,000	1,826,000
Other	911,000	860,000
Total Non-Interest Income	9,612,000	12,633,000
Non-Interest Expense:
Compensation and Employee Benefits	20,050,000	19,160,000
Occupancy	2,811,000	2,622,000
Advertising	988,000	1,120,000
Depreciation and Maintenance of Equipment	2,925,000	3,137,000
FDIC Insurance Premiums	375,000	291,000
Net (Recovery) Expense from Operation of OREO	10,000	(116,000)
Write Down of Land Held for Sale	433,000	0
Consulting	705,000	1,202,000
Debit Card Expenses	1,267,000	1,198,000
Other	4,661,000	3,433,000
Total Non-Interest Expense	34,225,000	32,047,000
Income Before Income Taxes	12,937,000	16,283,000
Provision For Income Taxes	2,709,000	3,509,000
Net Income	10,228,000	12,774,000
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ 10,228,000	$ 12,774,000
Net Income Per Common Share (Basic)	$ 3.14	$ 3.93
Cash Dividend Per Share On Common Stock	$ 0.76	$ 0.44
Weighted Average Shares Outstanding (Basic)	3,252,884	3,252,884